Minimum Future Rentals Receivable on Non-Cancelable Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Schedule of Operating Leases [Line Items]
2015	¥ 170,645
2016	115,619
2017	83,607
2018	55,204
2019	31,553
Thereafter	65,145
Total	¥ 521,773